Loans Payable (Details Narrative)	May 01, 2022 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 01, 2022 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	$ 200,000	$ 200,000	$ 200,000	$ 200,000
Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	33,000				£ 30,000
Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	33,000				30,000
Tranche Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	28,000				£ 25,000
Loan Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	$ 200,000
Debt Instrument, Maturity Date, Description	The Loans matured two years from the date of the agreement and bore no interest.